Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER FUNDS II
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Class A, C Shares | Alger Dynamic Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALGER DYNAMIC OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Dynamic Opportunities Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 35 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A Shares)” on page 28 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181.92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.92%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The one-year example and the first two years of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Fred Alger Management, Inc., and the Fund’s sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

The Fund invests in a portfolio of U.S. and foreign equity securities (common stocks, preferred stocks and convertible securities). In addition to purchasing securities (i.e., taking long positions), the Fund’s investment adviser, Fred Alger Management, Inc., will identify securities that it believes will underperform on an absolute or relative basis and will sell these securities short on behalf of the Fund. The Fund will not, however, follow a market neutral strategy and generally will have a net long position. As a result, and as a result of the cash proceeds the Fund will receive from selling securities short, the Fund will generally maintain significant positions in cash and cash equivalents. The Fund may also seek to manage the volatility of either the portfolio, a particular exposure (e.g., sector or industry) of the portfolio or individual securities through short sales, or buying or selling put or call options primarily for hedging purposes. The Fund has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors or market capitalizations. Accordingly, the Fund may invest a portion of its assets in securities issued by small capitalization companies. The Fund may also invest a portion of its assets in equity securities not listed on an exchange.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund may sell securities short, which is the sale of a security the Fund does not own either to hedge a portfolio position or to seek to profit on the decline in value of the securities sold. The Fund arranges with a broker to borrow the security being sold short, and replaces the security by buying it at the current market price when it closes out the short sale. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than these costs.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

		The Fund can invest in foreign securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Cash Position Risk – The Fund’s large cash position may underperform relative to both equity and fixed-income securities.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Options Risk – Price movements in the Fund’s portfolio securities may not correlate precisely with movements of the price of the option selected as a hedge. The Fund may lose money and be forced to liquidate portfolio securities to meet settlement obligations.

Short Sales Risk – The market price of a security may increase after the Fund borrows the security in order to sell it short, so that the Fund suffers a loss when it replaces the borrowed security at the higher price. The use of short sales could increase the Fund’s exposure to the market, magnifying losses and increasing volatility.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Convertible Securities Risk – Issuers of convertible securities may not be as strong financially as other companies, and may be more vulnerable to changes in the economy.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund’s net asset value may decrease more quickly than if the Fund had not borrowed.

		Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price may go down, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website www.alger.com.

		The Fund compares its performance to the S&P 500 Index, a broad based measure of market performance. The Fund also compares its performance to the HFRI Equity Hedge (Total) Index (the “HFRI Index”). The HFRI Index provides a more complete comparison of Fund performance relative to a broader array of long-short equity strategies. In addition, the HFRI Index utilizes shorting as a component of its construction, unlike the S&P 500 Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q1 2012 7.87% Worst Quarter: Q4 2018 -15.07%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund compares its performance to the S&P 500 Index, a broad based measure of market performance. The Fund also compares its performance to the HFRI Equity Hedge (Total) Index (the “HFRI Index”). The HFRI Index provides a more complete comparison of Fund performance relative to a broader array of long-short equity strategies. In addition, the HFRI Index utilizes shorting as a component of its construction, unlike the S&P 500 Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Class A, C Shares | Alger Dynamic Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.56%
1 Year	rr_ExpenseExampleYear01	$ 771
3 Years	rr_ExpenseExampleYear03	1,287
5 Years	rr_ExpenseExampleYear05	1,835
10 Years	rr_ExpenseExampleYear10	$ 3,323
2010	rr_AnnualReturn2010	6.82%
2011	rr_AnnualReturn2011	(4.80%)
2012	rr_AnnualReturn2012	9.43%
2013	rr_AnnualReturn2013	17.92%
2014	rr_AnnualReturn2014	3.96%
2015	rr_AnnualReturn2015	1.85%
2016	rr_AnnualReturn2016	(0.26%)
2017	rr_AnnualReturn2017	16.90%
2018	rr_AnnualReturn2018	(2.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.07%)
1 Year	rr_AverageAnnualReturnYear01	(7.45%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since	rr_AverageAnnualReturnSinceInception	4.83%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009
Class A, C Shares | Alger Dynamic Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.36%
1 Year	rr_ExpenseExampleYear01	$ 439
3 Years	rr_ExpenseExampleYear03	1,038
5 Years	rr_ExpenseExampleYear05	1,765
10 Years	rr_ExpenseExampleYear10	3,687
1 Year	rr_ExpenseExampleNoRedemptionYear01	339
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,038
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,765
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,687
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
5 Years	rr_AverageAnnualReturnYear05	3.00%
Since	rr_AverageAnnualReturnSinceInception	4.63%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2010
Class A, C Shares | Alger Dynamic Opportunities Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.86%)
5 Years	rr_AverageAnnualReturnYear05	1.83%
Since	rr_AverageAnnualReturnSinceInception	4.03%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009
Class A, C Shares | Alger Dynamic Opportunities Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since	rr_AverageAnnualReturnSinceInception	3.65%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009
Class A, C Shares | Alger Dynamic Opportunities Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since	rr_AverageAnnualReturnSinceInception	12.37%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009
Class A, C Shares | Alger Dynamic Opportunities Fund | HRFI Equity Hedge (Total) Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
5 Years	rr_AverageAnnualReturnYear05	2.32%
Since	rr_AverageAnnualReturnSinceInception	4.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2009

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[2]	Other Expenses includes dividend and interest expense on short sales of .81% for Class A Shares and Class C Shares.
[3]	Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2021 to the extent necessary to limit the total annual fund operating expenses of the Fund’s Class A Shares to 1.75%, and the Class C Shares to 2.55%, of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the first year of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment after the repayment of the recoupment is taken into account.
[4]	Performance of the Fund’s Class C Shares prior to December 29, 2010 reflects the performance of the Fund’s Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.